Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,144)	$ (364)	$ (3,624)	$ (1,335)	$ (7,807)	$ (1,588)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	99	11	300	115	1,193	58
Expense related to modification of warrants			436
Depreciation expense	1		8	2	25	5
Amortization expense	1		7
Noncash interest expense		12		25	76	74
Changes in assets and liabilities:
Accounts receivable	1		(5)		(2)
Inventories	(22)		(55)		(138)
Prepaid expenses and other assets	30	(21)	(896)	(265)	(133)	(184)
Accounts payable	666	36	1,092	197	257	446
Accrued expenses and other liabilities	(424)	(20)	358	(29)	214
Payroll liabilities	(71)	(39)	74	34	135
Related party payables	19	1	56	97	74	109
Net cash used in operating activities	(844)	(384)	(2,249)	(1,159)	(6,001)	(1,080)
Cash flows from investing activities:
Purchases of property and equipment		(8)		(9)	(228)	(25)
Net cash used in investing activities		(8)		(9)	(263)	(85)
Cash flows from financing activities:
Proceeds from exercise of common stock	38		11		99
Net proceeds issuance of convertible redeemable preferred stock and warrants				1,456	7,253
Proceeds from exercise of common stock warrants			1,412
Proceeds from issuance of convertible notes payable		749		280	1,020	1,030
Net cash provided by financing activities	38	749	1,423	1,736	8,372	1,030
Net increase decrease in cash	(806)	357	(826)	568	2,108	(135)
Cash at beginning of year	2,111	3	1,305	360	3	138
Cash at end of year	$ 1,305	$ 360	$ 479	$ 928	$ 2,111	$ 3